Stock Option Plan and Stock-based Compensation - Summary of Weighted-average Assumptions Used to Determine the Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	49.10%	40.30%	40.90%
Expected volatility, maximum	51.60%	40.90%	41.60%
Risk-free interest rate, minimum	0.30%	1.40%	2.70%
Risk-free interest rate, maximum	1.60%	2.40%	2.90%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 7 months 6 days	5 years	6 years 1 month 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 18 days	5 years 10 months 24 days	6 years 4 months 24 days